Property and Equipment, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property and Equipment, Net (Details) [Line Items]
Depreciation expense	$ 40,130	$ 54,576	$ 25,839
Cash payments for finance lease liabilities	163,301
Property, Plant and Equipment [Member]
Property and Equipment, Net (Details) [Line Items]
Finance lease right-of-use asset with a net carrying amount	$ 161,111